COMMITMENTS AND CONTINGENT LIABILITIES (Commitments, Charges, and Guarantees) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended	0 Months Ended
	Dec. 31, 2013	Jan. 30, 2015	Dec. 31, 2011	Dec. 31, 2014
Israeli Bank [Member]
Line of credit:
Amount of revolving line of credit	$ 2,000		$ 600
Spread over LIBOR	4.00%
LIBOR rate	0.08%
Interest expense	29
Bank, to Secure Lease Agreements [Member]
Line of credit:
Amount of guarantee by bank				174
Bank, Provided to Certain Customers and Vendors [Member]
Line of credit:
Amount of guarantee by bank				324
Minimum [Member] | Subsequent Event [Member]
Legal proceedings:
Damages sought value		640
Royalty Commitment with Israeli Government [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
Maximum royalty as a percentage of grants received				100.00%
Outstanding obligation in respect of royalty-bearing Government participation received or accrued, net of royalties paid or accrued	$ 397			$ 408
Royalty Commitment with Israeli Government [Member] | Minimum [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
Royalty percentage				3.00%
Royalty Commitment with Israeli Government [Member] | Maximum [Member]
Unrecorded Unconditional Purchase Obligation [Line Items]
Royalty percentage				3.50%